Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting for revenue

	Three months ended March 31,
	2025	2024
	US$	US$
Revenue
Remittance services
Fiat remittance	4,410,386	6,467,068
ODL remittance	172,728	279,831
Sales of Airtime	5,459,503	6,314,878
Other services	12,952	42,346
	10,055,569	13,104,123
Cost of sales
Remittance services	(1,682,190)	(2,882,759)
Sales of Airtime	(5,090,180)	(5,732,411)
Other services	(81,802)	(81,392)
	(6,854,172)	(8,696,562)
Gross Profit
Remittance services	2,900,924	3,864,140
Sales of Airtime	369,323	582,467
Other services	(68,850)	(39,046)
	3,201,397	4,407,561

	Years ended December 31,
	2024	2023
	US$	US$
Revenue
Remittance services
Fiat remittance	21,592,260	25,287,487
ODL remittance	880,171	1,407,709
Sales of Airtime	23,840,573	26,398,707
Other services	122,408	161,458
	46,435,412	53,255,361

	Years ended December 31,
	2024	2023
	US$	US$
Cost of sales
Remittance services	(9,475,812)	(11,375,525)
Sales of Airtime	(21,999,692)	(24,206,112)
Other services	(367,963)	(317,419)
	(31,843,467)	(35,899,057)

	Years ended December 31,
	2024	2023
	US$	US$
Gross Profit
Remittance services	12,996,619	15,319,671
Sales of Airtime	1,840,881	2,192,595
Other services	(245,555)	(155,962)
	14,591,945	17,356,304

Schedule of forth the expenditures for long-lived assets other than goodwill

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2024	2023
	US$	US$
Remittance services expense	582,256	302,950
Sales of Airtime	-	-
Other services	-	-
	582,256	302,950

Schedule of forth the revenues by geographical area

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2024	2023
	US$	US$
Revenue
Hong Kong	4,370,290	9,726,364
Malaysia	27,560,318	29,317,906
Indonesia	14,504,804	14,211,091
	46,435,412	53,255,361

Schedule of forth the long-lived assets other than goodwill and intangible assets by geographical area

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2024	2023
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	-	4,368,106
Malaysia	1,352,906	1,005,601
Indonesia	51,854	62,056
	1,404,760	5,435,763

Add: Non-disclose items
Investment in an equity security	-	100,000
Deferred tax assets	342,822	664,888
Goodwill	12,059,428	27,001,383
Acquired intangible assets	3,386,117	4,926,674
	15,788,367	33,001,041

Schedule of forth the goodwill by reportable segments	The following table sets forth the goodwill by reportable segments:
	December 31,
	2024	2023
	US$	US$
Remittance services	12,919,935	12,921,592
Sales of Airtime	8,639,493	14,079,791
	21,559,428	27,001,383